Earnings per share - Headline diluted earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Diluted headline earnings attributable to owners of the parent	R 202,595	R 182,186	R 123,442
Diluted weighted average number of ordinary shares in issue (in shares)	583,647	573,981	631,819
Diluted headline earnings per share (R) (zar per share)	R 0.35	R 0.32	R 0.20